Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss

4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
	2020	2019
Trading assets	51,356	49,254
Non-trading derivatives	3,583	2,257
Designated at fair value through profit or loss	4,126	3,076
Mandatorily measured at fair value through profit or loss	44,305	41,600
	103,370	96,187

(Reverse) repurchase transactions

Financial assets at fair value through profit or loss includes securities lending and sales and repurchase transactions which were not derecognised, because ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. For repurchase agreements the gross amount of trading assets must be considered together with the gross amount of related trading liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.

ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
	2020	2019
Reverse repurchase transactions
Loans and advances to banks	4,869	8,943
Loans and advances to customers	624	180
Trading assets, loans and receivables	10,947	11,969
Loans and receivables measured at mandatorily measured at fair value through profit or loss	41,735	38,985
	58,175	60,077
Repurchase transactions
Deposits from banks	1,971	205
Trading liabilities, funds on deposit	5,787	4,556
Funds entrusted measured at designated at fair value through profit or loss	41,177	38,492
	48,935	43,253

Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the consolidated statement of financial position. Based on the business model assessment and counterparty, the consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, Other financial assets at FVPL or Trading assets.

Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue to be recognised in the consolidated statement of financial position. The counterparty liability is measured at FVPL (designated) and included in Other financial liabilities at FVPL if the asset is measured at FVPL. Otherwise, the counterparty liability is included in Deposits from banks, Customer deposits, or Trading, as appropriate.

Reference is made to Note 42 ‘Transfer of financial assets, assets pledged and received as collateral’ for information on transferred assets which were not derecognised.

Trading assets

Trading assets by type
	2020	2019
Equity securities	7,809	8,499
Debt securities	5,183	6,256
Derivatives	27,238	21,694
Loans and receivables	11,126	12,806
	51,356	49,254

Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).

Reference is made to Note 14 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

Non-trading derivatives by type
	2020	2019
Derivatives used in
- fair value hedges	486	524
- cash flow hedges	1,376	677
- hedges of net investments in foreign operations	69	23
Other non-trading derivatives	1,653	1,033
	3,583	2,257

Reference is made to Note 39 ‘Derivatives and hedge accounting’ for information on derivatives used in hedge accounting.

Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied.

Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
	2020	2019
Debt securities	3,544	2,334
Loans and receivables	582	742
	4,126	3,076

‘Financial assets designated at fair value through profit or loss’ is partly economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables included in ‘Financial assets designated at fair value through profit or loss’ approximates its carrying value. The cumulative change in fair value of the loans attributable to changes in credit risk is not significant.

The notional value of the related credit derivatives is EUR 1,077 million (2019: EUR 1,672 million). The cumulative change in fair value of the credit derivatives attributable to changes in credit risk since the financial assets were first designated, amounts to EUR -16 million (2019: EUR 29 million) and the change for the current year amounts to EUR -45 million (2019: EUR -52 million).

These have been calculated by determining the changes in credit spread implicit in the fair value of bonds issued by entities with similar credit characteristics.

Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
	2020	2019
Equity securities	228	159
Debt securities	787	733
Loans and receivables	43,290	40,708
	44,305	41,600

None of the equity securities are individually significant for ING Group.

For details on ING Group’s total exposure to debt securities reference is made to Note 6 ‘Securities at amortised cost’.